Timothy Strategic Variable
Strategic Growth Portfolio
INVESTMENT OBJECTIVE
This Portfolio seeks to achieve medium to high levels of long-term capital growth.
FEES AND EXPENSES
Investors using a Portfolio to fund a Separate Account will pay certain fees and expenses in connection with the Portfolio, which are estimated in the table below. Each Portfolio pays annual operating expenses from its assets, so their effect is included in the Portfolio’s share price. These figures do not reflect any fees or charges imposed by any Insurance Company or Qualified Plan. Separate Account Owners and Plan Participants should refer to the Insurance Company’s prospectus or plan document, as applicable, for information on those fees or charges.
Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses -		Timothy Strategic Variable
Management Fee	[1][2]	0.10%
Distribution/Service(12b-1 Fees)	[1]	none
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	[1][3]	0.30%
Fees and Expenses of Acquired Portfolios	[1][4]	1.54%
Total Annual Portfolio Operating Expenses	[1]	1.94%
[1]	The annual operating expenses of the Portfolio as shown in the table above are as of the Portfolio's fiscal year ended December 31, 2011.
[2]	Management Fees are 0.10% of the average daily net assets of the Portfolio which is paid to the Portfolio's Advisor, Timothy Partners. Ltd.
[3]	Other Expenses include administration fees.
[4]	Fees and expenses of Acquired Funds represent the pro rata expense indirectly incurred by the Portfolio as a result of investing in the Timothy Plan Traditional Funds that have their own expenses. The fees and expenses are not used to calculate the Portfolio's net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the Financial Highlights sections of this prospectus.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect any insurance product fees or any additional expenses that participants in a qualified plan may bear relating to the operations of their plan. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	Timothy Strategic Variable
1 Year	197
3 Years	609
5 Years	1,047
10 Years	2,264

PRINCIPAL INVESTMENT STRATEGIES

This Portfolio normally will invest at least 75% of its assets in the following Timothy Funds according to the following approximate range of percentages:

Timothy Plan Traditional fund	% of Portfolio´s Net Assets Invested in Traditional Fund
Small Cap Value Fund	5 - 10%
Large/Mid Cap Value Fund	15 - 25%
Large/Mid Cap Growth fund	10 -20%
Aggressive Growth Fund	5 - 10%
High Yield Bond Fund	5 - 15%
International Fund	10 - 20%
Defensive Strategies Fund	15 - 30%
Israel Common Values fund	5 - 10%

The Strategic Growth Portfolio normally will invest its remaining cash, if any, in the Fidelity Select Money Market Portfolio.

The Advisor determines the specific asset allocation program. On each day that the Portfolio is open for business, the Advisor reviews the asset allocation program and reallocates, as necessary, for any new moneys invested in the Portfolio. In order to achieve its investment objective, the Portfolio typically allocates its assets within the predetermined percentage ranges. Even so, the Portfolio may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which the Portfolio will normally invest in the particular market segment represented by each underlying Traditional Fund, and the varying degrees of potential investment risk and reward represented by the Portfolio's investments in those market segments and their corresponding Traditional Funds. The Advisor may alter these percentage ranges when it deems appropriate. The assets of the Portfolio will be allocated among the Traditional Funds in accordance with its investment objective, the Advisor's outlook for the economy and the financial markets, and the relative market valuations of the Traditional Funds. The Advisor also reallocates the Portfolio's investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

PRINCIPAL RISKS
  General Risk | As with most other mutual funds, you can lose money by investing in the Strategic Growth Portfolio. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.
  Portfolio Risk | The Portfolio is indirectly subject to the following risks that are inherent in the Timothy Funds in which the Portfolio invests:

  ■    Stock Market Risk:   The Portfolio is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

  ■    Larger Company Investing Risk:   Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

  ■    Mid-size Company Investing Risk:    Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Portfolio wants to sell a large quantity of a mid-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

  ■    Small Company Investing Risk:   Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Portfolio wants to sell a large quantity of a small-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

  ■    Excluded Security Risk:    Because the Traditional Funds do not invest in Excluded Securities, and will divest themselves of securities that are subsequently discovered to be ineligible, the Portfolio may be riskier than other Funds that invest in a broader array of securities.

  ■    Growth Risk:    The Traditional Funds often invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the Funds' managers' perception of a company's growth potential is not realized, the securities purchased may not perform as expected, ultimately reducing the Portfolio's return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "growth" stocks may perform differently from the market as a whole and other types of securities.

  ■    Value Investing Risk:  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "value" stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

  ■    Sector Risk:    If certain industry sectors or types of securities don't perform as well as the Fund Managers expect, the Portfolio's performance could ultimately suffer.

  ■    Foreign Risk:   The Funds' investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Portfolio's investments in a foreign country. The Funds may invest in emerging markets. Emerging markets expose the Funds to additional risks due to the lack of historical or regulatory controls.

  ■    Currency Risk:   Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Funds' investments in foreign securities.

  ■    High Yield Security Risk:    Investments in fixed-income securities that are rated below investment grade by one or more NRSROs ("high yield securities") may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund's ability to buy or sell optimal quantities of high yield securities at desired prices.

  ■    Interest Rate Risk:    To the extent that the Portfolio invests in the High Yield Bond Fund, the Portfolio will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the High Yield Bond Portfolio's duration (a calculation reflecting time risk, taking into account both the average maturity of the Portfolio's portfolio and its average coupon return), the more sensitive the Portfolio is to interest rate risk.

  ■    Credit Risk:    To the extent that the Portfolio invests in the High Yield Bond Fund, the Portfolio will be exposed to credit risk. The Portfolio could lose money if any bonds owned by the High Yield bond Fund are downgraded in credit rating or go into default.

  ■     Real Estate Investment Trust ("REITs") Risk:    The Portfolio invests in the Defensive Strategies Fund and through it, in REITs. The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

  ■    Commodities-based Exchange Traded Funds ("Commodity ETFs") and Commodity-Based Equities Risk:    The Portfolio invests in the Defensive Strategies Fund and through it, in Commodity ETFs and commodities-based equities without regard to their capitalization. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund's risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund's entire ETF investment could be lost. Commodities are defined to include, but not be limited to, many basic products used in manufacturing, certain financial instruments, and precious metals.

  ■    Treasury-Inflation Protection Securities ("TIPS") Risk:    The Portfolio invests in the Defensive Strategies Fund and through it, in TIPS. Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.

  ■    Non-Diversification Risk:   Because the Funds may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Funds than if the Funds' investments were more widely distributed.
  Who Should Buy This Portfolio | The Strategic Growth Portfolio is most appropriate for investors who understand the risks of investing in moderately- to aggressively-oriented equity and bond funds and who wish to allocate their investments among multiple funds with a single investment.

PAST PERFORMANCE
Although past performance of the Portfolio is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Portfolio because it demonstrates how the Portfolio’s returns have varied over time. The bar chart shows changes in the Portfolio’s returns since its inception. The performance table shows how the Portfolio’s average annual total returns compare over time to the returns of a broad-based securities market index. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Portfolio may pay. Past performance is no guarantee of future performance.
Year-by-year Annual Total Returns for Portfolio Shares (for calendar years ending on December 31(1))
[1]	Strategic Growth Portfolio commenced investment operations on May 6, 2002.

The Portfolio's total return for the most recent quarter ended March 31, 2012 was 9.28%.

Best Quarter	Worst Quarter
Jun-09	Dec-08
16.67%	-24.48%

Average Annual Total Returns (for periods ending on December 31, 2011)
Average Annual Total Returns -		1-Year	3-Years	5-Years	10-Years	Since Inception	Inception Date
Timothy Strategic Variable		(3.70%)	12.88%	(0.86%)		2.29%	May 06, 2002
Timothy Strategic Variable Return after taxes on distributions	[1]	(3.89%)	12.64%	(1.70%)		1.69%	May 06, 2002
Timothy Strategic Variable Return after taxes on distributions and sale of shares	[1]	(2.41%)	10.99%	(1.02%)		1.78%	May 06, 2002
Timothy Strategic Variable DJ Global Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses or taxes)	[2]	0.28%	12.26%	2.83%		6.43%	May 06, 2002
[1]	Strategic Growth Portfolio commenced investment operations on May 6, 2002.
[2]	The DJ GLOBAL Moderately Aggressive Portfolio Index is a widely recognized measure of portfolios with similar levels of risk. The DJ Portfolio Index is rebalanced monthly to the appropriate percentage of risk experienced by the all stock Portfolio Index over the previous thirty-six months.